Trade Accounts Receivable, Unbilled Services (Contract Assets) and Payments on Account (Contract Liabilities) - Revenue Remaining Performance Obligations (Details) $ in Millions	12 Months Ended
Dec. 31, 2018 USD ($)
Revenue from Contract with Customer [Abstract]
Revenue, remaining performance obligation	$ 5,272.0
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2019-01-01
Revenue from Contract with Customer [Abstract]
Revenue, remaining performance obligation, percent	40.00%
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Revenue, remaining performance obligation, expected timing of satisfaction, period	1 year